Costs and expenses by nature (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Costs and expenses by nature
Cost of sales		$ 57,707,566	$ 51,557,351	$ 51,422,376
General, selling and administrative expenses		6,420,397	6,116,620	6,024,406
Total costs and expenses		64,127,963	57,673,971	57,446,782
Inventory consumption		44,747,933	39,823,395	40,115,184
Wages and salaries		8,507,124	7,561,229	7,348,795
Freight		5,037,768	5,047,007	4,809,678
Maintenance		2,006,848	1,715,820	1,719,907
Other utility expenses		1,402,459	1,595,993	1,591,920
Depreciation		1,590,303	1,265,391	1,226,917
Depreciation of right-of-use assets		307,757	302,804
Leases	[1]	119,592	96,825	453,162
Other		408,179	265,507	181,219
Total		$ 64,127,963	$ 57,673,971	$ 57,446,782

[1]	Leasing expense in 2020 and 2019 includes contracts classified as low value or those with terms less than twelve months. The expense corresponding to the 2018 annual period includes everything previously classified as operating leases under IAS 17 - Leases, which was replaced by IFRS 16 Leases.